AMOUNTS DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－11 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of December 31,
	2025	2024
	US$’000	US$’000

Due to related parties
- Yin Zhan Holdings Pte Ltd(1)	598	578
Due to directors	15,818	14,497

	16,416	15,075

The entities are related parties of the Company as follows:

(1)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

The amounts due to related parties are unsecured, interest-free and repayable on demand.

The amount due to Directors bear an interest rate of 4.88% per annum, effective January 1, 2024. The loan is unsecured and repayable on demand.